Accumulated Other Comprehensive Loss (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period			$ (28,414,000)	$ (26,892,000)	$ (28,414,000)	$ (28,414,000)
Other comprehensive income (loss) before reclassification				(53,000,000)	(13,300,000)
Other, (net of tax of 2013: $0 and 2012: $0)	100,000	200,000		100,000	100,000	657,000	(984,000)	(19,000)
Amounts reclassified from accumulated other comprehensive loss	(4,000,000)	(2,000,000)		(6,600,000)	(3,700,000)
Other comprehensive income	(22,200,000)	(42,000,000)	(9,600,000)	(46,400,000)	(9,600,000)	1,522,000	(66,237,000)	41,154,000
Balance at the end of the period	(73,300,000)	(38,000,000)		(73,300,000)	(38,000,000)	(26,892,000)	(28,414,000)
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Tax provision	95,800,000	70,700,000		155,300,000	94,900,000	227,073,000	143,846,000	33,322,000
Translation adjustment changes	(26,700,000)	(46,100,000)		(54,000,000)	(16,500,000)	11,358,000	(23,545,000)	(17,213,000)
Net of tax	(4,000,000)	(2,000,000)		(6,600,000)	(3,700,000)
Pension and Other Post-Employment Benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period			(99,600,000)	(109,800,000)	(99,600,000)	(99,600,000)
Other comprehensive income (loss) before reclassification				300,000	0
Amounts reclassified from accumulated other comprehensive loss	(2,500,000)	(2,000,000)		(5,100,000)	(3,700,000)
Other comprehensive income				5,400,000	3,700,000
Balance at the end of the period	(104,400,000)	(95,900,000)		(104,400,000)	(95,900,000)
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Tax provision	1,500,000	1,200,000		3,200,000	2,300,000
Translation adjustment changes	1,500,000	0		1,500,000	0
Net of tax	(2,500,000)	(2,000,000)		(5,100,000)	(3,700,000)
Pension and Other Post-Employment Benefits | Selling, General and Administrative Expenses
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Amortization of actuarial losses	4,000,000	3,200,000		8,300,000	6,000,000
Foreign Currency Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period			91,300,000	102,700,000	91,300,000	91,300,000
Other comprehensive income (loss) before reclassification				(55,500,000)	(16,500,000)
Amounts reclassified from accumulated other comprehensive loss				(1,500,000)	0
Other comprehensive income					(16,500,000)
Balance at the end of the period	48,700,000	74,800,000		48,700,000	74,800,000
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Net of tax				(1,500,000)	0
Unrealized Losses on Terminated Net Investment Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period			(19,400,000)	(19,400,000)	(19,400,000)	(19,400,000)
Other comprehensive income (loss) before reclassification				0	0
Amounts reclassified from accumulated other comprehensive loss				0	0
Other comprehensive income				0	0
Balance at the end of the period	(19,400,000)	(19,400,000)		(19,400,000)	(19,400,000)
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Net of tax				0	0
Unrealized Gains on Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period			300,000	0	300,000	300,000
Other comprehensive income (loss) before reclassification				2,100,000	3,100,000
Amounts reclassified from accumulated other comprehensive loss				0	0
Other comprehensive income				2,100,000	3,100,000
Balance at the end of the period	2,100,000	3,400,000		2,100,000	3,400,000
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Net of tax				0	0
Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at the beginning of the period			(1,000,000)	(400,000)	(1,000,000)	(1,000,000)
Other comprehensive income (loss) before reclassification				100,000
Amounts reclassified from accumulated other comprehensive loss				0	0
Other comprehensive income				100,000	100,000
Balance at the end of the period	(300,000)	(900,000)		(300,000)	(900,000)
Accumulated Other Comprehensive Income (Loss), by Component [Abstract]
Net of tax				$ 0	$ 0